Cover	Jun. 17, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2025
Entity File Number	001-42624
Entity Registrant Name	Republic Digital Acquisition Company
Entity Central Index Key	0002055459
Entity Tax Identification Number	98-1834128
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	149 5th Ave
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	585
Local Phone Number	910-2306
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	RDAGU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RDAG
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	RDAGW
Security Exchange Name	NASDAQ